Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 829	$ 1,012
Less: accumulated depreciation	(812)	(979)
Property and equipment, net	17	33
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	581	767
Office equipment and furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	63	68
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 185	$ 177